Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory Current	Inventory consists of the following as of:
	September 30, 2014	December 31, 2013
Processed materials	$958,575	$986,674
Total inventories	$958,575	$986,674
Inventory consists of the following as of December 31:
	2013	2012
Processed materials	$986,674	$986,674
Total inventories	$986,674	$986,674